Long-Term Debt - Additional Information - Revolvers (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) credit_facility vessel	Dec. 31, 2018 USD ($) credit_facility vessel	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, 2020	$ 354,400,000
Amount reduced under revolving credit facilities, 2021	315,700,000
Amount reduced under revolving credit facilities, 2022	577,700,000
Amount reduced under revolving credit facilities, 2023	1,113,300,000
Amount reduced under revolving credit facilities, 2024	$ 453,200,000
Revolving credit facility
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	2	2
Revolving credit facilities borrowing capacity	$ 513,200,000	$ 523,100,000	$ 125,000,000.0
Amount reduced under revolving credit facilities, 2020	73,600,000
Amount reduced under revolving credit facilities, 2021	73,600,000
Amount reduced under revolving credit facilities, 2022	103,600,000
Amount reduced under revolving credit facilities, 2023	53,600,000
Amount reduced under revolving credit facilities, 2024	$ 208,800,000
Revolving credit facility | Partnership’s vessels, together with other related security
Debt Instrument [Line Items]
Number of vessels | vessel	17	19
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Minimum liquidity (greater of)	$ 35,000,000.0
Maximum net debt to total capitalization ratio required to maintain (as a percent)	75.00%
Revolving credit facility | Teekay Shuttle Tankers L.L.C. | Minimum
Debt Instrument [Line Items]
Minimum liquidity (percent) (greater of)	5.00%
Revolving credit facility | Guaranteed by partnership and subsidiaries
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	1
Minimum liquidity (greater of)	$ 75,000,000.0
Revolving credit facility | Guaranteed by partnership and subsidiaries | Minimum
Debt Instrument [Line Items]
Maturity period	6 months
Minimum liquidity (percent) (greater of)	5.00%
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Maturity period	6 months